CONVERTIBLE NOTE	12 Months Ended
Mar. 31, 2016
CONVERTIBLE NOTE [Text Block]
6.	CONVERTIBLE NOTE

On October 9, 2015, in connection with an Asset Purchase Agreement, under which the Company licensed the use of its intellectual property in the People’s Republic of China, Taiwan, Singapore, Hong Kong, and the Macau Special Administrative Region, the Company entered into a US$7.0 million funding commitment with A&B Company Limited (“A&B”) in the form of a convertible promissory note. The funding commitment consisted of (i) an initial $2.0 million under the Note (“$2.0 million note” and (ii) an additional $5.0 million funding commitment, upon which the Company could draw down at any time or from time to time during the six-month period beginning on the issuance date of the promissory note. The $2.0 million note would accrue interest at a rate equal to 6% per annum, payable in cash on the due date of April 9, 2016. The $2.0 million note was unsecured and was convertible at the option of the holder into units of the Company at $0.96 per unit. Each unit would consist of one share of common stock and one half share purchase warrant exercisable at $1.44 for a period of three years from the date of issuance.

Pursuant to the guidance of ASC 815 Derivatives and Hedging , the Company determined that the conversion feature embedded in the $2.0 Million Note was required to be bifurcated from the Note and accounted for as a derivative liability because it was considered not to be indexed to the Company’s stock due to its exercise price being denominated in a currency other than the Company’s functional currency. Therefore, pursuant to the guidance of ASC 815-15, the Company allocated the proceeds from the issuance of the $2.0 million note first to the fair value of the embedded conversion feature, with a corresponding discount allocated to the Note. This resulted in a debt discount of $425,208. This debt discount would be amortized using the effective interest method over the term of the $2.0 million note. During the year ended March 31, 2016, the Company did not record any accretion in respect of this discount, because the $2.0 million note was immediately converted, as noted below.

On October 9, 2015, the Company received the conversion notice and on November 10 th , 2015, the Company issued 2,083,333 shares of common stock at a price of $0.96 per share and 1,041,667 warrants exercisable at $1.44 for a period of three years from the date of issuance. The shares of common stock and the warrants were issued on November 10, 2015. Pursuant to the guidance of ASC 815 Derivatives and Hedging , the Company determined that the warrants are required to be accounted for as liabilities because it they are considered not to be indexed to the Company’s stock due to the exercise price being denominated in a currency other than the Company’s functional currency. The fair value of these warrants was determined to be $206,667 using the Black-Scholes option pricing model. See Note 7. for the derivative liability rollforward.

As a result of the bifurcation of the embedded conversion option, for accounting purposes, two instruments were considered outstanding and, upon exercise of the contractual conversion option, extinguishment accounting has been applied. Consequently, the shares issued pursuant to the conversion are recorded at their fair value on the date of issuance, determined with reference to their quoted market price on the date of conversion. The resulting difference between the fair value of the shares issued, less the fair value of the related conversion feature and the carrying value of the related debt, is recorded as a gain or loss on the consolidated statement of operations. During the year ended March 31, 2016, the Company recorded a gain on extinguishment of debt of $268,334 in connection with the conversion of the Note.

The Company could elect to draw down on the additional $5.0 million funding through the issuance of units of the Company at a price based on the volume weighted average closing price of the Company’s shares of common stock on the date the Company elects to draw down from the commitment (the “Draw Down Price”). Each unit would consist of one shares of common stock of the Company and one half share purchase warrant. The warrant would be exercisable at the price representing a fifty percent ( 50%) premium to the Draw Down Price.

On December 29, 2015, the Company drew down the remaining $5.0 million commitment through the issuance of 5,555,556 shares of common stock at a price of $0.90 per share and 2,777,778 warrants exercisable at $1.35 for a period of three years from the date of issuance. The shares of common stock and the warrants were issued on January 7, 2016.

Pursuant to the guidance of ASC 815 Derivatives and Hedging , the Company determined that the warrants are required to be accounted for as liabilities because they are considered not to be indexed to the Company’s stock due to the exercise price being denominated in a currency other than the Company’s functional currency. Consequently, the Company allocated the proceeds from the $5.0 million funding initially to the warrants at their fair value, with the remainder allocated to the common shares. The fair value of these warrants was determined to be $796,945 using the Black Scholes option pricing model. See Note 7. for the derivative liability rollforward relating to these warrants.